Change of Functional Currency and Presentation Currency (Tables)	12 Months Ended
Dec. 31, 2017
Change Of Functional Currency And Presentation Currency [Abstract]
Summary of Statement of Financial Position

Statement of Financial Position as of December 31, 2016 and January 1, 2016:

	12-31-2016		01-01-2016
Statement of Finantial Position	As reported	As Restated	As reported	As Restated
	ThCh$	ThUS$	ThCh$	ThUS$

Cash and cash equivalents	1,800,510,297	2,689,456	1,185,163,344	1,668,868
Other current assets	1,396,740,564	2,086,338	1,404,462,485	1,977,670
Non-current assets or disposal groups held for sale or held for distribution to owners	-	-	5,323,935,881	7,496,812
Non-current Assets	8,084,304,645	12,075,678	7,535,592,681	10,611,120

TOTAL ASSETS	11,281,555,506	16,851,472	15,449,154,391	21,754,470

Other current liabilities	2,558,790,354	3,822,112	2,559,728,698	3,604,439
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	-	-	1,945,652,102	2,739,738
Other non-current financial liabilities	2,396,753,894	3,580,077	1,847,296,592	2,601,240
Other non-current liabilities	1,050,762,685	1,569,544	906,668,619	1,276,710

TOTAL LIABLITIES	6,006,306,933	8,971,733	7,259,346,011	10,222,127

Issued capital	4,621,809,178	6,903,684	5,804,447,986	10,680,663
Treasury shares	(94,046,713)	(140,479)	-	-
Retained earnings	2,143,057,158	3,201,126	3,380,661,523	5,809,538
Other reserves	(2,520,350,733)	(3,764,697)	(3,158,960,224)	(8,004,579)
Equity attributable to shareholders of Enel Américas	4,150,468,890	6,199,634	6,026,149,285	8,485,622

Non-controlling interests	1,124,779,683	1,680,105	2,163,659,095	3,046,721

TOTAL EQUITY	5,275,248,573	7,879,739	8,189,808,380	11,532,343

TOTAL LIABILITIES AND EQUITY	11,281,555,506	16,851,472	15,449,154,391	21,754,470

Summary of Statements of Comprehensive Income

Statements of Comprehensive Income for the years ended December 31, 2016 and 2015:

	12-31-2016		12-31-2015
Comprehensive Income	As reported	As Restated	As reported	As Restated
	ThCh$	ThUS$	ThCh$	ThUS$
Total Revenue and Other Operating Income	5,197,285,970	7,686,133	5,301,439,578	8,097,386
Raw materials and consumables used	(2,645,098,805)	(3,911,769)	(2,777,201,512)	(4,241,880)
Contribution Margin	2,552,187,165	3,774,364	2,524,238,066	3,855,506
Operating income	1,217,155,025	1,800,020	1,254,758,486	1,916,510
Income before taxes	930,483,597	1,376,069	1,279,812,171	1,954,777
Income tax expense, discontinued operations	(359,368,522)	(531,461)	(523,663,212)	(799,840)
NET INCOME FROM CONTINUING OPERATIONS	571,115,075	844,608	756,148,959	1,154,938
Net income from discontinued operations	115,130,387	170,263	388,320,526	593,118
NET INCOME	686,245,462	1,014,871	1,144,469,485	1,748,056
Other Comprehensive Income	133,302,988	197,139	(760,384,644)	(1,161,407)
TOTAL COMPREHENSIVE INCOME	819,548,450	1,212,010	384,084,841	586,649

Net income attributable to:
Shareholders of Enel Américas	383,059,534	566,497	661,586,917	1,010,504
Non-controlling interests	303,185,928	448,374	482,882,568	737,552
NET INCOME	686,245,462	1,014,871	1,144,469,485	1,748,056

Comprehensive income attributable to:
Shareholders of Enel Américas	533,275,016	788,647	145,175,235	221,740
Non-controlling interests	286,273,434	423,363	238,909,606	364,909
TOTAL COMPREHENSIVE INCOME	819,548,450	1,212,010	384,084,841	586,649

Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations	6.1300	0.00907	8.3500	0.01275
Basic and diluted earnings per share from discontinued operations	1.5700	0.00232	5.1300	0.00784
Basic and diluted earnings per share	7.7000	0.01139	13.4800	0.02059
Weighted average number of shares of common stock	49,768,783,340	49,768,783,340	49,092,772,762	49,092,772,762

Summary of Cash Flows

Cash flows for the years ended December 31. 2016 and 2015:

	12-31-2016		12-31-2015
Cash Flows	As reported	As Restated	As reported	As Restated
	ThCh$	ThUS$	ThCh$	ThUS$
Net cash flows from operating activities	1,712,239,472	2,532,186	1,923,450,602	2,937,879
Net cash flows used in investing activities	(496,971,516)	(734,958)	(1,215,299,048)	(1,856,248)
Net cash flows from (used in) financing activities	(739,651,393)	(1,093,851)	(1,060,214,379)	(1,619,371)
Net increase (decrease) in cash and cash equivalents before effect of Exchange rate changes	475,616,563	703,377	(352,062,825)	(537,740)
Effect of exchange rate changes on cash and cash equivalents	(4,531,455)	114,071	(23,287,179)	9,197
Net increase (decrease) in cash and cash equivalents	471,085,108	817,448	(375,350,004)	(528,543)
Cash and cash equivalents at beginning of period	1,329,425,189	1,872,008	1,704,775,193	2,400,551
Cash and cash equivalents at end of period	1,800,510,297	2,689,456	1,329,425,189	1,872,008